Other non-current financial assets (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current financial assets
Schedule of non-other current financial assets

Other non-current financial assets
in € THOUS
	2024	2023

Debt securities	316,071	284,102
Equity investments	187,600	153,182
Other financial assets	292,185	174,300

Total	795,856	611,584